Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

                                                                                                                                                                                                                                                                                              Exhibit 99.1

Distribution Date: March 15, 2016

Month Ending: February 29, 2016

Pursuant to the Amended and Restated Series Supplement dated as of December 22, 2015, as amended (the "Series Supplement"), relating to the Third Amended and Restated Pooling and Servicing Agreement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, among Discover Bank, Discover Funding LLC (the "Depositor"), and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Third Amended and Restated Pooling and		As Exhibit 4.2 to the Current Report on Form 8-K filed on December 23, 2015 by the
Servicing Agreement		Depositor, the Master Trust and Discover Card Execution Note Trust.
Amended and Restated Series Supplement		As Exhibit 4.3 to the Current Report on Form 8-K filed on December 23, 2015 by the
		Depositor, the Master Trust and Discover Card Execution Note Trust.
1	.	Principal Receivables for February, 2016	Beginning Balances	Ending Balances
(a)		Aggregate Investor Interest (including Series 2007-CC	$20,923,497,269.00	$20,923,497,269.00
		Investor Interest)
		Transferor Interest	$6,673,586,798.81	$5,973,416,633.54
		Total Master Trust	$27,597,084,067.81	$26,896,913,902.54
(b)		Group One Investor Interest	$20,923,497,269.00	$20,923,497,269.00
(c)		Series 2007-CC Investor Interest	$20,923,497,269.00	$20,923,497,269.00
(d)		Total Master Trust # of Accounts	14,419,712	14,398,154
(e)		Minimum Principal Receivables Balance at the end of month (1)		$22,498,384,160.22
(f)		Amount by which Master Trust Principal Receivables Exceeded
		the Minimum Principal Receivables Balance at the end of month		$4,398,529,742.32
(g)		Percentage of the Principal Receivables that reflect Transferor Interest		22.21%

2	.	Allocation Percentages at the beginning of February, 2016	(after giving effect to any increases in the Aggregate Investor
Interest or the Series 2007-CC Investor Interest occurring during the month)

			(a)	Series 2007-CC Finance Charge Collections Allocation Percentage		75.8178%
			(b) Series 2007-CC Principal Collections Allocation Percentage			75.8178%
			(c) Series 2007-CC Charge-Off Allocation Percentage			75.8178%
			(d) Series 2007-CC Interchange Allocation Percentage			75.8178%
3	.		Allocation of Receivables and other amounts collected during February, 2016
			Finance Charge Collections		Principal Collections	Interchange
		(a)	Allocation between Investors and Transferor:
			Aggregate Investor Allocation
			(including Series 2007-CC Allocation)	$271,263,493.41	$4,406,158,258.41	$64,298,235.89
			Transferor Allocation	$86,519,894.40	$1,405,350,725.51	$20,508,017.90
		(b)	Group One Allocation	$271,263,493.41	$4,406,158,258.41	$64,298,235.89
		(c) Series 2007-CC Allocation		$271,263,493.41	$4,406,158,258.41	$64,298,235.89
		(d)	Reallocation to Series 2007-CC from other Series	$0.00	$0.00	$0.00

		(e)	Reallocation from Series 2007-CC to other Series	$0.00	$0.00	$0.00

		(f)	Group One Portfolio Yield as an annualized percentage	14.65%	N/A	3.69%
			of the Aggregate Investor Interest (FCC yield excludes
			principal recoveries)
		(g)	Series 2007-CC Portfolio Yield as an annualized	14.65%	N/A	3.69%
			percentage of the Series Investor Interest (FCC yield
			excludes principal recoveries)
		(h)	Principal Collections as a monthly percentage of Master Trust Receivables			20.81%
			at the beginning of February, 2016
		(i)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.28%
			at the beginning of February, 2016
		(j)	Total Collections as a monthly percentage of Master Trust Receivables			22.09%
			at the beginning of February, 2016
		(k)	Interchange as a monthly percentage of Master Trust Receivables			0.30%
			at the beginning of February, 2016
		(l)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			22.39%
			at the beginning of February, 2016
(m) Trust Collections deposited for the month (2)

                                                                                                                                                                                                                                     Prior Month                                     February, 2016

                                                                                                                                                                                                                                 $920,020,572.78                                    $19,735,901.68

4	.	Investor Charged-Off Amount			Cumulative Reductions in
					Series Investor Interests Due to
				February, 2016	Investor Charged-Off Amounts
(a)		Group One		$42,578,080.19		$0.00
(b)		Series 2007-CC		$42,578,080.19		$0.00
(c)		As an annualized percentage of
		Principal Receivables at the
		beginning of February, 2016		2.44%		N/A

5	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
		(a) Group One			$34,872,495.46
		(b) Series 2007-CC			$34,872,495.46

6	.	Delinquency Summary
		(a) Master Trust Receivables Outstanding at the end of February, 2016			$27,223,622,603.98
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	16,298	$105,535,316.21	0.39%
		60-89 Days	11,678	$80,936,707.11	0.30%
		90-119 Days	8,947	$69,765,048.27	0.26%
		120-149 Days	7,338	$60,154,215.96	0.22%
		150-179 Days	6,922	$59,070,429.25	0.22%
		180+ Days	0	$0.00	0.00%
		Total	51,183	$375,461,716.80	1.38%

		(b) Delinquency Percentage (60+ Days):	0.99%

7	.	Total Master Trust and Investor Principal Charge-Offs on this Distribution Date Total MT Amount			Investor Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of February, 2016)		$56,158,422.15	$42,578,080.19	2.44%
		(b)	Recoveries (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of February, 2016)		$20,970,861.37	$15,899,645.73	0.91%
		(c)	Net Charge-offs (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of February, 2016)		$35,187,560.78	$26,678,434.46	1.53%

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Funding LLC fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.